Equity Method Investments - Additional Information (Detail) $ in Thousands, shares in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Satellites	Dec. 31, 2017 shares
Schedule of Equity Method Investments [Line Items]
Long term purchase commitement amount			$ 16,100
Difference between carrying value of equity method investments and undelying equity in the net assets of the investees					$ 500	$ 0
Customer advances	$ 15,136		15,136		$ 17,096
LeoStella [Member]
Schedule of Equity Method Investments [Line Items]
Payments remitted			$ 15,000	$ 8,200
Payments to acquire equity method investments							$ 7,000
LeoStella [Member] | Blacksky Technology [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage					50.00%	50.00%	50.00%
LeoStella [Member] | Satellite Purchase Contract [Member] | Commitments To Purchase Satellites [Member]
Schedule of Equity Method Investments [Line Items]
Long term prchase commitement minimum quantity required | Satellites							20
Long term purchase commitement amount							$ 79,000
Purchase commitment amount receivable towards discount							$ 8,800
Discount received amount					$ 5,100
Minimum monthly payment agreed					1,000
Gross payments made towards capital work in progress					8,200	$ 23,300
LeoStella [Member] | Satellite Purchase Contract [Member] | Commitments To Purchase Satellites [Member] | Intelsat Facility [Member]
Schedule of Equity Method Investments [Line Items]
Minimum monthly payment agreed					$ 2,000
LeoStella [Member] | Thales [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage					50.00%	50.00%	50.00%
X-Bow [Member]
Schedule of Equity Method Investments [Line Items]
Shares purchased during period | shares								13.5
Equity method investment ownership percentage	17.90%		17.90%
X-Bow [Member] | Stock Subscription And Technology Transfer Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage					20.60%
Investment owned number of shares | shares					13.5
LeoStella And X-Bow [Member]
Schedule of Equity Method Investments [Line Items]
Inventory	$ 41,100		$ 41,100		$ 47,300	$ 31,900
Notes payable to related parties					51,400	$ 56,000
Difference between carrying value of equity method investments and undelying equity in the net assets of the investees	600		600		500
Customer advances	52,500		52,500		$ 51,400
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Revenue from related parties	$ 3,500	$ 9,600	$ 20,900	$ 12,900